Statement of Additional Information Supplement

April 30, 2026

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 30, 2026 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated February 3, 2026

Treasury Securities Portfolio

DAP Class

Effective immediately, the table in the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Name	Frequency[1]	Lag Time
Service Providers
State Street Bank and Trust Company	Daily basis	Daily
BlackRock Financial Management Inc.	Daily basis	[2]
KellyCo Marketing	As needed	Varying lag times after the date of the information
Financial Recovery Technologies	Daily basis	Daily
Portfolio Analytics Providers
Bloomberg Finance, L.P.	Daily basis	[2]
Abel Noser Solutions, LLC	Daily basis	Daily

1  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

2  Information will typically be provided on a real time basis or as soon thereafter as possible.

Please retain this supplement for future reference.